COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					9 Months Ended		12 Months Ended
	Jul. 29, 2020	Nov. 20, 2018	Sep. 13, 2017	Aug. 22, 2017	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020	Jan. 01, 2019
Subsidiary, Sale of Stock [Line Items]
Operating Lease, Weighted Average Discount Rate, Percent							10.40%
Operating Lease, Weighted Average Remaining Lease Term							41 months
Operating Lease, Right-of-Use Asset					$ 1,557,443		$ 1,533,010	$ 490,984
Operating Lease, Liability					1,507,993		1,527,286	490,983
Operating Lease, Expense					400,975	$ 202,785	147,000	$ 353,000
Accounting Standards Update 2016-02 [Member]
Subsidiary, Sale of Stock [Line Items]
Operating Lease, Right-of-Use Asset					1,557,443				$ 110,003
Operating Lease, Liability					$ 1,507,993
Operating Lease [Member]
Subsidiary, Sale of Stock [Line Items]
Operating Lease, Right-of-Use Asset							1,527,286
Operating Lease, Liability							$ 1,527,967
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Price Per Share		$ 13.00					$ 13.00
Jed Kaplan [Member]
Subsidiary, Sale of Stock [Line Items]
Cash bonus	$ 75,000						$ 216,625
Interest Payable, Current							$ 75,000
Jed Kaplan [Member] | Kaplan 2020 Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 5,000
Number of shares of common stock fully vested upon grant	15,000
Cash bonus	$ 50,000
Initial term	one-year term
Board of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture							250,000
Number of common stock shares issuance directors							17,125
Mr. Franklin [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock fully vested upon grant	250,000
Cash bonus	$ 75,000						$ 216,625
Interest Payable, Current							75,000
Mr. Franklin [Member] | Franklin 2020 Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 12,500
Number of shares of common stock fully vested upon grant	6,250
Cash bonus	$ 50,000
Employee and Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Interest Payable, Current							166,675
Stock Issued During Period, Shares, Issued for Services	192,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction		$ 100					$ 100
Sale of Stock, Number of Shares Issued in Transaction		250,000		625,000			250,000
Options Exercisable Per Unit							$ 11.50
Sale of Stock, Price Per Share				$ 80.00
Exercisable per share		$ 11.50
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			25,000
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction		$ 2,990,000					$ 2,990,000
Sale of Stock, Number of Shares Issued in Transaction		260,000					260,000